GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION - Condensed Cash Flow Statement (FY) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 38,038	$ 26,511	$ 188,811	$ 450,530	$ 450,844
Net cash (used in) provided by investing activities			(1,033,474)	(232,966)	(177,194)
Net cash provided by (used in) financing activities			(97,431)	522,971	(251,498)
Effect of changes in currency exchange rates	(27,208)	34,258	32,263	(26,436)	(18,868)
(Decrease) increase in cash			(909,831)	714,099	(3,284)
Cash, cash equivalents, and restricted cash, beginning of period	233,401	1,143,232	1,143,232	429,133	425,849
Cash, cash equivalents, and restricted cash, end of period	2,135,381	228,080	233,401	1,143,232	429,133
Elimination
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(73,872)	(26,405)	(30,605)	(43,825)	(62,213)
Net cash (used in) provided by investing activities			0	0	0
Net cash provided by (used in) financing activities			30,605	43,825	62,213
Effect of changes in currency exchange rates	0	0	0	0	0
(Decrease) increase in cash			0	0	0
Cash, cash equivalents, and restricted cash, beginning of period	0	0	0	0	0
Cash, cash equivalents, and restricted cash, end of period	0	0	0	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(111,120)	(38,959)	(49,231)	(44,611)	(90,374)
Net cash (used in) provided by investing activities			(11,156)	(829,783)	(7,862)
Net cash provided by (used in) financing activities			58,798	876,916	(48,570)
Effect of changes in currency exchange rates	0	0	0	0	0
(Decrease) increase in cash			(1,589)	2,522	(146,806)
Cash, cash equivalents, and restricted cash, beginning of period	933	2,522	2,522	0	146,806
Cash, cash equivalents, and restricted cash, end of period	1,760,805	3,049	933	2,522	0
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	95,503	101,597	130,298	142,839	300,965
Net cash (used in) provided by investing activities			(3,357)	(2,653)	(2,653)
Net cash provided by (used in) financing activities			(127,542)	(147,586)	(295,133)
Effect of changes in currency exchange rates	0	0	0	0	0
(Decrease) increase in cash			(601)	(7,400)	3,179
Cash, cash equivalents, and restricted cash, beginning of period	625	1,226	1,226	8,626	5,447
Cash, cash equivalents, and restricted cash, end of period	73	850	625	1,226	8,626
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	127,527	(9,722)	138,349	396,127	302,466
Net cash (used in) provided by investing activities			(1,018,961)	599,470	(166,679)
Net cash provided by (used in) financing activities			(59,292)	(250,184)	29,992
Effect of changes in currency exchange rates	(27,208)	34,258	32,263	(26,436)	(18,868)
(Decrease) increase in cash			(907,641)	718,977	(146,911)
Cash, cash equivalents, and restricted cash, beginning of period	231,843	1,139,484	1,139,484	420,507	273,596
Cash, cash equivalents, and restricted cash, end of period	$ 374,503	$ 224,181	$ 231,843	$ 1,139,484	$ 420,507